INCOME TAX (BENEFIT)/EXPENSE (Schedule of Deferred Tax Liabilities) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Benefitexpense
As of January 1,2021	$ 1,318	¥ 8,378	¥ 7,319	¥ 4,042
Additions based on tax positions			1,059	3,277
As of December 31, 2021	$ 1,318	¥ 8,378	¥ 8,378	¥ 7,319